INVENTORY (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31, 2015	December 31, 2014
Merchandise goods	$76,433	$217,109
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$76,433	$217,109